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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Martha D. Vorlicek
Title:   Managing Director
Phone:   617-348-3709

Signature, Place, and Date of Signing:

Martha D. Vorlicek       Boston, MA     5/10/12
--------------------  ----------------  --------
   [Signature]         [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                   FORM 13F

                                 SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 22
Form 13F Information Table Value Total: $79,704
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number    Name
----  ----------------------  ----
28-   14156

[Repeat as necessary.]

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
                                                    3/31/2012
                                                                                                              Voting
                                                      Value   Shares/PRN                 Investment  Other   Authority
Name of Issuer             Title of Class   CUSIP   (x$1000)    Amount   SH/PRN PUT/CALL Discretion Managers   Sole
--------------             -------------- --------- --------- ---------- ------ -------- ---------- -------- ---------
A123 Corp.                     Common     03739T108     176     157,352    SH               Sole      n/a        x
Echo Logistics                 Common     27875T101     459      28,512    SH               Sole      n/a        x
E-Commerce China Dangdang      Common     26833A105   3,472     428,657    SH               Sole      n/a        x
Financial Engines              Common     317485100     650      29,055    SH               Sole      n/a        x
Fusion-io, Inc.                Common     36112J107   7,442     261,953    SH               Sole      n/a        x
GreenDot Corp.                 Common     39304D102   1,623      61,201    SH               Sole      n/a        x
HiSoft Technologies            Common     43358R108     870      57,899    SH               Sole      n/a        x
HomeAway                       Common     43739Q100     985      38,903    SH               Sole      n/a        x
Insulet Corporation            Common     45784P101     557      29,117    SH               Sole      n/a        x
MaxLinear                      Common     57776J100     719     129,016    SH               Sole      n/a        x
Motricity                      Common     620107102     151     137,109    SH               Sole      n/a        x
NetSpend Corporation           Common     64118V106   2,121     273,292    SH               Sole      n/a        x
PharmaAthene, Inc.             Common     71714G102     994     561,494    SH               Sole      n/a        x
Pandora                        Common     698354107     915      89,582    SH               Sole      n/a        x
RPX Corporation                Common     74972G103   1,381      81,417    SH               Sole      n/a        x
SciQuest, Inc.                 Common     817565104     154      10,131    SH               Sole      n/a        x
Synchronoss Technologies       Common     87157B103   1,428      44,736    SH               Sole      n/a        x
Vonage Holdings Corp.          Common     92886T201     682     308,723    SH               Sole      n/a        x
FleetCor Tech.                 Common     339041105  12,670     326,795    SH               Sole      n/a        x
Network Engines                Common     64121A107   8,424   5,890,926    SH               Sole      n/a        x
PartnersRe                     Common     G6852T105  28,041     413,036    SH               Sole      n/a        x
SelectMedical                  Common     81619Q105   5,790     752,923    SH               Sole      n/a        x
                                                     ------
                                              TOTAL  79,704
                                                     ======